Income taxes (Schedule of Income (Loss) Before Taxes from Continuing Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income taxes [Abstract]
Domestic	$ (17,082,577)	$ 7,553,949
Foreign	1,101,614	(307,382)
Total	$ (15,980,963)	$ 7,246,567